T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 98.8%			Omnicom Group	181	14
					278
Communication Services 10.2%
			Wireless Telecommunication Services 0.1%
Diversified Telecommunication Services 2.1%			T-Mobile US (1)	258	20
AT&T	5,996	227			20
CenturyLink	787	9
Verizon Communications	3,378	204	Total Communication Services		2,099
		440	Consumer Discretionary 10.0%
Entertainment 1.8%			Auto Components 0.1%
Activision Blizzard	626	33	Aptiv	212	19
Electronic Arts (1)	242	24	BorgWarner	171	6
Fox, Class A	290	9			25
Fox, Class B	134	4	Automobiles 0.3%
Netflix (1)	357	95	Ford Motor	3,201	29
Take-Two Interactive			General Motors	1,031	39
Software (1)	93	12
Viacom, Class B	286	7	Harley-Davidson (2)	131	5
Walt Disney	1,478	193			73
		377	Distributors 0.1%
Interactive Media & Services 4.8%			Genuine Parts	120	12
Alphabet, Class A (1)	245	299	LKQ (1)	260	8
Alphabet, Class C (1)	249	304			20
Facebook, Class A (1)	1,974	352	Diversified Consumer Services 0.0%
TripAdvisor (1)	85	3	H&R Block	163	4
Twitter (1)	634	26			4
		984	Hotels, Restaurants & Leisure 1.9%
Media 1.4%			Carnival	330	14
CBS, Class B	287	11	Chipotle Mexican Grill (1)	20	17
Charter Communications,			Darden Restaurants	100	12
Class A (1)	133	55	Hilton Worldwide Holdings	238	22
Comcast, Class A	3,722	168	Marriott International, Class A	226	28
Discovery, Class A (1)(2)	140	4	McDonald's	624	134
Discovery, Class C (1)	283	7	MGM Resorts International	419	12
DISH Network, Class A (1)	191	6	Norwegian Cruise Line
Interpublic Group	318	7	Holdings (1)	178	9
News, Class A	284	4	Royal Caribbean Cruises	140	15
News, Class B	120	2	Starbucks	989	87
			Wynn Resorts	78	9

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Yum! Brands	251	29	Lowe's	640	70
		388	O'Reilly Automotive (1)	64	25
Household Durables 0.4%			Ross Stores	300	33
D. R. Horton	275	15	Tiffany (2)	87	8
Garmin	119	10	TJX	991	55
Leggett & Platt	102	4	Tractor Supply	99	9
Lennar, Class A	233	13	Ulta Beauty (1)	45	11
Mohawk Industries (1)	51	6			484
Newell Brands	322	6	Textiles, Apparel & Luxury Goods 0.7%
NVR (1)	3	11	Capri Holdings (1)	125	4
PulteGroup	211	8	Hanesbrands (2)	290	4
Whirlpool	51	8	NIKE, Class B	1,027	96
		81	PVH	62	6
Internet & Direct Marketing Retail 3.4%			Ralph Lauren	44	4
Amazon. com (1)	341	592	Tapestry	231	6
Booking Holdings (1)	35	69	Under Armour, Class A (1)(2)	174	3
eBay	669	26	Under Armour, Class C (1)	140	3
Expedia Group	114	15	VF	266	24
		702			150
			Total Consumer Discretionary		2,052
Leisure Products 0.1%
Hasbro	93	11	Consumer Staples 7.6%
		11	Beverages 1.9%
Multiline Retail 0.6%			Brown-Forman, Class B	135	8
Dollar General	211	33	Coca-Cola	3,158	172
Dollar Tree (1)	194	22	Constellation Brands, Class A	137	28
Kohl's	134	7	Molson Coors Brewing, Class B	151	9
Macy's (2)	242	4	Monster Beverage (1)	320	19
Nordstrom (2)	88	3	PepsiCo	1,145	157
Target	419	45			393
		114	Food & Staples Retailing 1.6%
Specialty Retail 2.4%			Costco Wholesale	359	104
Advance Auto Parts	58	10	Kroger	658	17
AutoZone (1)	20	22	Sysco	421	33
Best Buy	191	13	Walgreens Boots Alliance	635	35
CarMax (1)	137	12	Walmart	1,167	139
Gap	173	3			328
Home Depot	899	209
L Brands	189	4
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Food Products 1.3%			National Oilwell Varco	311	7
Archer-Daniels-Midland	458	19	Schlumberger	1,131	39
Campbell Soup (2)	159	7	TechnipFMC	344	8
Conagra Brands	393	12			83
Corteva	615	17	Oil, Gas & Consumable Fuels 4.1%
General Mills	489	27	Apache	302	8
Hershey	122	19	Cabot Oil & Gas	349	6
Hormel Foods (2)	219	10	Chevron	1,556	184
JM Smucker	94	10	Cimarex Energy	81	4
Kellogg	205	13	Concho Resources	165	11
Kraft Heinz	508	14	ConocoPhillips	923	53
Lamb Weston Holdings	120	9	Devon Energy	343	8
McCormick	100	16	Diamondback Energy	126	11
Mondelez International, Class A	1,177	65	EOG Resources	474	35
Tyson Foods, Class A	241	21	Exxon Mobil	3,472	245
		259	Hess	208	13
Household Products 1.8%			HollyFrontier	129	7
Church & Dwight	200	15	Kinder Morgan	1,590	33
Clorox	105	16	Marathon Oil	674	8
Colgate-Palmolive	701	51	Marathon Petroleum	541	33
Kimberly-Clark	281	40	Noble Energy	390	9
Procter & Gamble	2,049	255	Occidental Petroleum	731	32
			ONEOK	337	25
		377
			Phillips 66	368	38
Personal Products 0.2%			Pioneer Natural Resources	138	17
Coty, Class A (2)	248	2	Valero Energy	341	29
Estee Lauder, Class A	179	36	Williams	990	24
		38			833
Tobacco 0.8%			Total Energy		916
Altria Group	1,528	62	Financials 12.8%
Philip Morris International	1,271	97
			Banks 5.4%
		159
			Bank of America	6,874	201
Total Consumer Staples		1,554
			BB&T	626	33
Energy 4.5%			Citigroup	1,854	128
Energy Equipment & Services 0.4%			Citizens Financial Group	374	13
Baker Hughes	526	12	Comerica	127	8
Halliburton	720	13	Fifth Third Bancorp	594	16
Helmerich & Payne	91	4	First Republic Bank	136	13
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Huntington Bancshares	863	12	Capital One Financial	384	35
JPMorgan Chase	2,624	309	Discover Financial Services	264	21
KeyCorp	832	15	Synchrony Financial	518	18
M&T Bank	112	18			140
People's United Financial	330	5	Diversified Financial Services 1.6%
PNC Financial Services Group	369	52	Berkshire Hathaway, Class B (1)	1,609	335
Regions Financial	830	13
SunTrust Banks	363	25			335
SVB Financial Group (1)	43	9	Insurance 2.4%
U. S. Bancorp	1,177	65	Aflac	609	32
Wells Fargo	3,304	167	Allstate	272	30
Zions Bancorp	150	7	American International Group	710	40
		1,109	Aon	196	38
			Arthur J. Gallagher	151	13
Capital Markets 2.7%
			Assurant	51	6
Affiliated Managers Group	42	3	Chubb	374	60
Ameriprise Financial	110	16	Cincinnati Financial	125	15
Bank of New York Mellon	720	33	Everest Re Group	33	9
BlackRock	97	43	Globe Life	84	8
Cboe Global Markets	92	11	Hartford Financial Services	296	18
Charles Schwab	971	41	Lincoln National	167	10
CME Group	292	62	Loews	222	11
E*TRADE Financial	201	9	Marsh & McLennan	418	42
Franklin Resources	244	7	MetLife	653	31
Goldman Sachs Group	266	55	Principal Financial Group	212	12
Intercontinental Exchange	461	42	Progressive	477	37
Invesco	330	6	Prudential Financial	332	30
MarketAxess Holdings	31	10	The Travelers Companies	214	32
Moody's	135	28	Unum Group	178	5
Morgan Stanley	1,044	45	Willis Towers Watson	106	20
MSCI	69	15
Nasdaq	96	9			499
Northern Trust	176	16	Total Financials		2,632
Raymond James Financial	105	9	Health Care 13.5%
S&P Global	201	49	Biotechnology 2.1%
State Street	305	18	AbbVie	1,208	92
T. Rowe Price Group (3)	193	22	Alexion Pharmaceuticals (1)	183	18
		549	Amgen	493	95
Consumer Finance 0.7%			Biogen (1)	151	35
American Express	559	66	Celgene (1)	576	57
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Gilead Sciences	1,039	66	McKesson	155	21
Incyte (1)	146	11	Quest Diagnostics	111	12
Regeneron Pharmaceuticals (1)	64	18	UnitedHealth Group	776	169
Vertex Pharmaceuticals (1)	209	35	Universal Health Services,
		427	Class B	68	10
			WellCare Health Plans (1)	41	11
Health Care Equipment & Supplies 3.5%
					504
Abbott Laboratories	1,441	120
ABIOMED (1)	37	6	Health Care Technology 0.1%
Align Technology (1)	60	11	Cerner	266	18
Baxter International	419	37			18
Becton Dickinson & Company	220	56	Life Sciences Tools & Services 1.0%
Boston Scientific (1)	1,136	46	Agilent Technologies	260	20
Cooper Cos	40	12	Illumina (1)	120	36
Danaher	524	76	IQVIA Holdings (1)	149	22
DENTSPLY SIRONA	191	10	Mettler-Toledo International (1)	20	14
Edwards Lifesciences (1)	171	37	PerkinElmer	90	8
Hologic (1)	221	11	Thermo Fisher Scientific	327	95
IDEXX Laboratories (1)	70	19	Waters (1)	57	13
Intuitive Surgical (1)	94	51			208
Medtronic	1,095	119
ResMed	118	16	Pharmaceuticals 4.3%
Stryker	263	57	Allergan	269	45
Teleflex	38	13	Bristol-Myers Squibb	1,336	68
Varian Medical Systems (1)	75	9	Eli Lilly	706	79
Zimmer Biomet Holdings	167	23	Johnson & Johnson	2,166	280
			Merck	2,103	177
		729	Mylan (1)	424	8
Health Care Providers & Services 2.5%			Nektar Therapeutics (1)(2)	138	3
AmerisourceBergen	128	10	Perrigo	102	6
Anthem	210	50	Pfizer	4,535	163
Cardinal Health	245	12	Zoetis	391	49
Centene (1)	338	15			878
Cigna	310	47	Total Health Care		2,764
CVS Health	1,061	67
DaVita (1)	83	5	Industrials & Business Services 9.2%
HCA Healthcare	218	26	Aerospace & Defense 2.7%
Henry Schein (1)	123	8	Arconic	332	9
Humana	110	28	Boeing	439	167
Laboratory Corp. of America			General Dynamics	192	35
Holdings (1)	80	13	Huntington Ingalls Industries	34	7
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

L3Harris Technologies	181	38	Construction & Engineering 0.1%
Lockheed Martin	204	80	Jacobs Engineering Group	111	10
Northrop Grumman	129	48	Quanta Services	117	5
Raytheon	228	45
					15
Textron	191	9
TransDigm Group	40	21	Electrical Equipment 0.4%
United Technologies	663	90	AMETEK	187	17
		549	Eaton	346	29
			Emerson Electric	502	33
Air Freight & Logistics 0.6%			Rockwell Automation	97	16
CH Robinson Worldwide	110	9
					95
Expeditors International of
Washington	142	11	Industrial Conglomerates 1.3%
FedEx	196	29	3 M	471	77
United Parcel Service, Class B	570	68	General Electric	7,124	64
		117	Honeywell International	594	101
Airlines 0.4%			Roper Technologies	85	30
Alaska Air Group	102	7			272
American Airlines Group	327	9	Machinery 1.6%
Delta Air Lines	487	28	Caterpillar	467	59
Southwest Airlines	399	21	Cummins	129	21
United Airlines Holdings (1)	182	16	Deere	259	44
		81	Dover	120	12
Building Products 0.3%			Flowserve	108	5
A. O. Smith	116	6	Fortive	241	17
Allegion	77	8	IDEX	62	10
Fortune Brands Home &			Illinois Tool Works	245	38
Security	115	6	Ingersoll-Rand	197	24
Johnson Controls International	650	28	PACCAR	285	20
Masco	243	10	Parker-Hannifin	105	19
		58	Pentair	133	5
			Snap-on	46	7
Commercial Services & Supplies 0.4%
			Stanley Black & Decker	124	18
Cintas	69	19
			Wabtec (2)	156	11
Copart (1)	165	13
			Xylem	146	12
Republic Services	177	15
Rollins	123	4			322
Waste Management	319	37	Professional Services 0.3%
		88	Equifax	99	14
			IHS Markit (1)	329	22
			Nielsen Holdings	293	6
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Robert Half International	98	6	Automatic Data Processing	356	58
Verisk Analytics	134	21	Broadridge Financial Solutions	95	12
		69	Cognizant Technology
			Solutions, Class A	465	28
Road & Rail 0.9%			DXC Technology	219	7
CSX	655	45	Fidelity National Information
JB Hunt Transport Services	69	8	Services	501	67
Kansas City Southern	83	11	Fiserv (1)	468	49
Norfolk Southern	217	39	FleetCor Technologies (1)	70	20
Union Pacific	578	94	Gartner (1)	74	11
		197	Global Payments	246	39
Trading Companies & Distributors 0.2%			International Business Machines	724	105
Fastenal	472	15	Jack Henry & Associates	63	9
United Rentals (1)	65	8	Leidos Holdings	115	10
W. W. Grainger	36	11	Mastercard, Class A	734	199
			Paychex	263	22
		34	PayPal Holdings (1)	960	99
Total Industrials & Business Services		1,897	VeriSign (1)	86	16
Information Technology 21.7%			Visa, Class A	1,421	244
Communications Equipment 1.1%			Western Union	355	8
Arista Networks (1)	43	10			1,120
Cisco Systems	3,497	173	Semiconductors & Semiconductor Equipment 3.9%
F5 Networks (1)	49	7	Advanced Micro Devices (1)	891	26
Juniper Networks	281	7	Analog Devices	302	34
Motorola Solutions	135	23	Applied Materials	765	38
		220	Broadcom	327	90
Electronic Equipment, Instruments & Components 0.5%			Intel	3,637	187
Amphenol, Class A	244	23	KLA	133	21
CDW	119	15	Lam Research	120	28
Corning	641	18	Maxim Integrated Products	224	13
FLIR Systems	110	6	Microchip Technology (2)	195	18
IPG Photonics (1)	30	4	Micron Technology (1)	904	39
Keysight Technologies (1)	155	15	NVIDIA	497	87
TE Connectivity	275	26	Qorvo (1)	98	7
			QUALCOMM	993	76
		107
			Skyworks Solutions	142	11
IT Services 5.4%			Texas Instruments	766	99
Accenture, Class A	521	100	Xilinx	207	20
Akamai Technologies (1)	135	12			794
Alliance Data Systems	37	5
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Software 6.6%			LyondellBasell Industries,
			Class A	216	19
Adobe (1)	399	110	Mosaic	294	6
ANSYS (1)	68	15	PPG Industries	194	23
Autodesk (1)	179	26	Sherwin-Williams	66	36
Cadence Design Systems (1)	229	15
					380
Citrix Systems	101	10
Fortinet (1)	119	9	Construction Materials 0.1%
Intuit	212	56	Martin Marietta Materials	51	14
Microsoft	6,259	870	Vulcan Materials	109	16
Oracle	1,807	100			30
salesforce. com (1)	720	107	Containers & Packaging 0.4%
Symantec	509	12	Amcor	1,336	13
Synopsys (1)	122	17	Avery Dennison	70	8
		1,347	Ball	273	20
Technology Hardware, Storage & Peripherals 4.2%			International Paper	326	14
Apple	3,486	781	Packaging Corp. of America	77	8
Hewlett Packard Enterprise	1,104	17	Sealed Air	128	5
HP	1,230	23	Westrock	211	8
NetApp	204	11			76
Seagate Technology	209	11	Metals & Mining 0.2%
Western Digital	242	14	Freeport-McMoRan	1,177	11
Xerox Holdings	161	5	Newmont Goldcorp	673	26
		862	Nucor	251	13
Total Information Technology		4,450			50
Materials 2.6%			Total Materials		536
Chemicals 1.9%			Real Estate 3.2%
Air Products & Chemicals	180	40	Equity Real Estate Investment Trusts 3.1%
Albemarle (2)	87	6	Alexandria Real Estate Equities,
Celanese	104	13	REIT (2)	92	14
CF Industries Holdings	182	9	American Tower, REIT	361	80
Dow	612	29	Apartment Investment &
DuPont de Nemours	612	44	Management, Class A, REIT	124	6
Eastman Chemical	114	8	AvalonBay Communities, REIT	114	25
Ecolab	207	41	Boston Properties, REIT	119	15
FMC	109	10	Crown Castle International, REIT	340	47
International Flavors &			Digital Realty Trust, REIT	171	22
Fragrances (2)	82	10	Duke Realty, REIT	289	10
Linde	443	86	Equinix, REIT	69	40

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Equity Residential, REIT	286	25	FirstEnergy	443	21
Essex Property Trust, REIT	54	18	NextEra Energy	401	93
Extra Space Storage, REIT	105	12	Pinnacle West Capital	93	9
Federal Realty Investment Trust,			PPL	590	19
REIT	62	8	Southern	850	53
HCP, REIT	395	14	Xcel Energy	420	27
Host Hotels & Resorts, REIT	613	11			442
Iron Mountain, REIT	236	8
Kimco Realty, REIT	343	7	Gas Utilities 0.1%
Macerich, REIT (2)	90	3	Atmos Energy	96	11
Mid-America Apartment					11
Communities, REIT	94	12	Independent Power & Renewable Electricity Producers 0.1%
Prologis, REIT	515	44	AES	549	9
Public Storage, REIT	123	30	NRG Energy	220	9
Realty Income, REIT	257	20
Regency Centers, REIT	135	9			18
SBA Communications, REIT	93	22	Multi-Utilities 1.1%
Simon Property Group, REIT	252	39	Ameren	202	16
SL Green Realty, REIT	69	6	CenterPoint Energy	415	12
UDR, REIT	227	11	CMS Energy	230	15
Ventas, REIT	302	22	Consolidated Edison	267	25
Vornado Realty Trust, REIT	139	9	Dominion Energy	674	55
Welltower, REIT	331	30	DTE Energy	150	20
Weyerhaeuser, REIT	608	17	NiSource	309	9
		636	Public Service Enterprise	413	26
			Sempra Energy	224	33
Real Estate Management & Development 0.1%			WEC Energy Group	259	25
CBRE Group, Class A (1)	276	15
					236
		15
Total Real Estate		651	Water Utilities 0.1%
			American Water Works	147	18
Utilities 3.5%
					18
Electric Utilities 2.1%			Total Utilities		725
Alliant Energy	195	11	Total Common Stocks
American Electric Power	403	38	(Cost $7,752)		20,276
Duke Energy	595	57
Edison International	294	22	EQUITY MUTUAL FUNDS 0.5%
Entergy	156	18	iShares Core S&P 500 ETF	335	100
Evergy	201	13	Total Equity Mutual Funds
Eversource Energy	263	23	(Cost $94)		100
Exelon	793	38
The accompanying notes are an integral part of this Portfolio of Investments.

			T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par		$ Value		Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.8%				SECURITIES LENDING COLLATERAL 0.4%

Money Market Funds 0.6%				Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve				Program with State Street Bank and Trust Company 0.4%

Fund, 2.00% (3)(4)		124,127	124	Short-Term Funds 0.4%
			124	T. Rowe Price Short-Term Fund,
U. S. Treasury Obligations 0.2%				2.07% (3)(4)	9,598	96
U. S. Treasury Bills,				Total Investments in a Pooled Account through
2.15%, 11/7/19 (5)		40,000	40	Securities Lending Program with State Street Bank

			40	and Trust Company		96
				Total Securities Lending Collateral
Total Short-Term Investments				(Cost $96)		96
(Cost $164)			164

				Total Investments in Securities 100.5%

				(Cost $8,106)		$20,636
				Other Assets Less Liabilities (0.5)%		(110)
				Net Assets 100%		$20,526

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future
	funding obligations.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1 S&P 500 E-Mini Index contracts	12/19	149	$(1)
Net payments (receipts) of variation margin to date			2
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Group		$—		$4	$—
T. Rowe Price Government Reserve Fund		—		—	2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$4	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Group	$19$		1$	2$	22
T. Rowe Price Government Reserve Fund	350		¤	¤	124
T. Rowe Price Short-Term Fund	94		¤	¤	96
					$242^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $234.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter
(OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in
Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$20,276$	— $	— $	20,276
Equity Mutual Funds	100	—	—	100
Short-Term Investments	124	40	—	164
Securities Lending Collateral	96	—	—	96
Total Securities	20,596	40	—	20,636
Futures Contracts	1	—	—	1
Total	$20,597$	40$	— $	20,637